Share-Based Payment (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected exercise factor	$ 2.8	$ 2.8	$ 2.8
Post-vesting forfeiture rate	5.00%	5.00%	5.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility	48.00%	40.06%	40.51%
Risk-free interest rate	0.14%	1.61%	0.28%
Top of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility	76.78%	48.09%	48.25%
Risk-free interest rate	0.62%	1.73%	2.22%